Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
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Fair Value of Financial Assets and Liabilities
11	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
The table below presents the carrying value and estimated fair value of major financial assets and liabilities, and investment contracts:

	Carrying value		Estimated fair value (i)
	As at 31 December 2022	As at 31 December 2021	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million	RMB million	RMB million
Held-to-maturity securities (ii)	1,574,204	1,533,753	1,700,806	1,638,271
Loans (iii)	596,490	666,087	605,692	686,005
Term deposits	485,567	529,488	485,567	529,488
Statutory deposits - restricted	6,333	6,333	6,333	6,333
Available-for-sale securities, at fair value	1,720,974	1,409,008	1,720,974	1,409,008
Securities at fair value through profit or loss	223,790	206,771	223,790	206,771
Securities purchased under agreements to resell	38,533	12,915	38,533	12,915
Cash and cash equivalents	127,594	60,459	127,594	60,459
Investment contracts (iii)	(374,749)	(313,594)	(357,760)	(299,727)
Financial liabilities at fair value through profit or loss	(3,344)	(3,416)	(3,344)	(3,416)
Securities sold under agreements to repurchase	(148,958)	(239,446)	(148,958)	(239,446)
Bonds payable	(34,997)	(34,994)	(35,387)	(35,898)
Interest-bearing loans and borrowings	(12,774)	(19,222)	(12,774)	(19,222)

(i)	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.
(ii)	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
(iii)	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
The fair value of policy loans approximated its carrying value. The fair values of other loans and investment contracts at amortised cost were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost were classified as Level 3.